Related party transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related party transactions
Schedule of transactions with related parties
	Year ended		Balances as of
	December 31,		December 31,	December 31,
	2020	2019	2020	2019
Transaction	Related party transactions		Balance receivable (payable)
Processing fees (1)	$2,220	$—	$—	$—
Consulting fees (2)	1,225	319	—	—
Travel and reimbursement (2)	180	816	—	—
Rent expense, net (3)	(208)	238	—	—
Contingent liability (4)	—	—	—	(18,000)
Senior Unsecured Note - 2019 (5)	—	237	—	—
Promissory Note - 2024 (6)	1,047	—	(9,700)	—
Non-consolidated GR Companies (7)	—	—	5,947	—
	$4,464	$1,610	$(3,753)	$(18,000)

(1) For the year ended December 31, 2020, the Company recognized direct expenses of $2,220 for processing expenses with Sisu Extracts. Sisu Extracts, a state licensed processor in California, performed toll processing services for the Company during the reported periods. Cameron Forni, Select President, holds a passive investment in Sisu Extracts. Amounts recorded in connection with these expenses were recorded on a current cost basis at the time expenses were incurred. There are no ongoing contractual commitments related to these transactions.

(2) For the year ended December 31, 2020, the Company recognized $1,000 of consulting expenses to Measure 8 Venture Partners, a company controlled by Boris Jordan, Executive Chairman, as well as $40 in travel and other business developement expenses. For the year ended December 31, 2020, the Company recognized consulting expenses of $74 and travel and business development expenses of $140 for work directly performed by Boris Jordan, Executive Chairman. For the year ended December 31, 2020, the Company recognized consulting expense of $151 for real estate management and advisory services to Frontline Real Estate Partners, LLC, a company controlled by Mitchell Kahn, a Board Member. Amounts recorded in connection with these expenses were recorded on a current cost basis at the time expenses were incurred. There are no ongoing contractual commitments related to these transactions. For the year ended December 31, 2019, the Company recognized travel and business development expenses of $34 as expense to Measure 8 Venture Partners. For the year ended December 31, 2019, the Company recognized consulting, travel and business development expenses related to the Company of $1,101 as payment to Sputnik Group LTD, a company controlled by Boris Jordan, Executive Chairman as of December 31, 2019. For the fiscal year 2020, the Sputnik Group LTD no longer meets the definition of a related party. Amounts recorded in connection with these expenses were recorded on a current cost basis at the time expenses were incurred. There are no ongoing contractual commitments related to these transactions.

(3) For the years ended December 31, 2020 and 2019, the Company recognized a rent expense credit of $238 and rent expense of $238, respectively, for a sublease between Curaleaf NY LLC and Measure 8 Venture Partners LP, an entity controlled by Boris Jordan, Executive Chairman of the Company. For the year ended December 31, 2020, the Company recognized rent expense of $30 for a lease between GR Companies, Inc. and FREP Elm Place II, LLC, a company owned in part by Mitchell Kahn, a member of the Company’s board of directors. Both arrangements represent on-going contractual commitments based on executed leases.

(4) As of December 31, 2019, the Company had a contingent consideration liability of  $18,000 for the purchase of Curaleaf Massachusetts, Inc. payable upon the achievement of certain milestones. The liability was payable to Baldwin Holdings, LLC, of which Joseph F. Lusardi, the Company’s Executive Vice Chairman, has a direct equity interest. The contingent consideration liability was converted to a note payable in October 2020 (Note 11). See (6) below regarding details on this new related party arrangement.

(5) For the year ended December 31, 2019, the Company recognized interest expense of $237 to Boris Jordan, Executive Chairman, and MedTech International Group, LLC, a company controlled by Boris Jordan, for interest on the Senior Unsecured Notes – 2019. The Company satisfied its full obligations under the Senior Unsecured Notes in December 2019, thus no interest expense is recognized in 2020. Amounts recorded in connection with these expenses were recorded on a current cost basis at the time expenses were incurred. There are no ongoing contractual commitments related to this transaction.

(6) For the year ended December 31, 2020, the Company had an outstanding notes payable balance of $9,700 and recognized a related interest expense of $1,047 on the Promissory Note – 2024, which is held with Baldwin Holdings, LLC, in which Joseph F. Lusardi, the Company’s Executive Vice Chairman, has a direct equity interest. The Company entered into the Promissory Note – 2024 in October 2020 to replace the previously recorded contingent consideration liabilitilty (Note 11). Amounts recorded in connection with these expenses were recorded on a current cost basis at the time expenses were incurred. The liability contains certain repayment and interest components that represents on-going contractual commitments.

(7) Through its acquisition of Grassroots, the Company acquired an option to purchase Maryland Compassionate Care and Wellness, LLC (“MCCW”) from its sole owner, KDW Maryland Holding Corporation (“KDW”), subject to regulatory approval. MCCW is the holder of cultivation, processing, and dispensary licenses in Maryland. The exercise price for the option is the cancellation of a secured promissory note issued by KDW to the Company in the principal amount of $32,000. MCCW is the sole owner of each of GR Vending MD Management, LLC and GR Vending MD, LLC. Mr. Kahn, a member of the Company’s board of directors, is a minority stockholder, the sole director and an officer of KDW.

Schedule of Key management personnel compensation

	Year ended December 31,
Key management personnel compensation	2020	2019
Short-term employee benefits	$3,023	$1,997
Other long-term benefits	46	27
Share-based payments	17,093	12,493
	$20,162	$14,517